Commitments and Contingencies (Details Narrative) (10K) - Sub-lease Agreement [Member] - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	May 31, 2016
Future minimum lease payment			$ 12,000
Operating lease rental expense	$ 500
Mr. Allen and Mr. Handerhan [Member]
Payment to cover pocket expenses		$ 500